Note 1 - Nature of Business and Summary of Significant Accounting Policies: Nature of Business and Organization (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Policies
Nature of Business and Organization

Nature of Business and Organization

Bozki, Inc. (“Bozki” or the “Company”), an Illinois corporation, was formed on December 31, 1997 as PRM Transfer Corporation, (“PRMT”), a wholly-owned subsidiary of Epazz, Inc. (“Epazz”), an Illinois corporation. On January 14, 1998, the Company amended its Articles of Incorporation to change the name from PRM Transfer Corporation. to Professional Resource Management, Inc. and was renamed Bozki, Inc. on October 21, 2015. The Company was formed to develop its AgentPower software product.

Effective July 31, 2015, the sole Director, and majority shareholder, holding over two thirds of the voting power of the Corporation’s Class A and Class B Common Stock of Epazz, voted to approve the spin-off and stock dividend of Bozki, whereby each of Epazz’ shareholders of record on July 31, 2015 received 1 corresponding share of Bozki class of common stock or series of preferred stock for each 1 shares of Epazz stock as distributed on August 3, 2015.

Nature of Business and Organization

Bozki, Inc. (“Bozki” or the “Company”), an Illinois corporation, was formed on December 31, 1997 as PRM Transfer Corporation, (“PRMT”), a wholly-owned subsidiary of Epazz, Inc. (“Epazz”), an Illinois corporation. On January 14, 1998, the Company amended its Articles of Incorporation to change the name from PRM Transfer Corporation. to Professional Resource Management, Inc. and was renamed Bozki, Inc. on October 21, 2015. The Company was formed to develop its AgentPower software product.

Effective July 31, 2015, the sole Director, and majority shareholder, holding over two thirds of the voting power of the Corporation’s Class A and Class B Common Stock of Epazz, voted to approve the spin-off and stock dividend of Bozki, whereby each of Epazz’ shareholders of record on July 31, 2015 received 1 corresponding share of Bozki class of common stock or series of preferred stock for each 1 shares of Epazz stock as distributed on August 3, 2015.